UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-6259
                                    ----------------------

                               Stratus Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       6811 S. 27th Street, P.O. Box 82535
                             Lincoln, NE 68501-2535
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Jon C. Gross
                               Stratus Fund, Inc.
                       6811 S. 27th Street, P.O. Box 82535
                             Lincoln, NE 68501-2535
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362
                                                    ----------------------------

Date of fiscal year end:      06/30/2006
                           -------------------

Date of reporting period:     09/30/2005
                           -------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                               September 30, 2005

                                GROWTH PORTFOLIO

                                                      Percent of
   Shares              Common Stock - 96.80%          Net Assets    Fair Value
   ------              ---------------------          ----------    ----------

              Apparel & Accessories                      1.43%
              ---------------------
   29,000     Coach, Inc.*                                            $909,440

              Auto/Truck/Parts                           0.54%
              ----------------
   12,000     CLARCOR, Inc.                                            344,640

              Biotechnology                              1.37%
              -------------
   11,000     Amgen, Inc.*                                             876,370

              Broadcasting/Media                         1.04%
              ------------------
   23,000     Comcast Corp. *                                          661,940

              Chemicals                                  2.23%
              ---------
   10,000     Dow Chemical Company                                     416,700
   21,000     Praxair, Inc.                                          1,006,530
                                                                     ---------
                                                                     1,423,230

              Communications Equipment                   1.51%
              ------------------------
    9,000     Cisco Systems, Inc.*                                     161,370
   15,000     Juniper Networks*                                        356,850
   10,000     Qualcomm, Inc.                                           447,500
                                                                       -------
                                                                       965,720

              Computer Products                          2.04%
              -----------------
   21,000     Dell Computers *                                         718,200
   45,000     EMC Corp.*                                               582,300
                                                                     ---------
                                                                     1,300,500

              Computer Software                          1.21%
              -----------------
   30,000     Microsoft Corp.                                          771,900

              Cosmetics/Personal Care                    2.06%
              -----------------------
   12,000     Avon Products, Inc.                                      324,000
   17,000     Gillette Co.                                             989,400
                                                                     ---------
                                                                     1,313,400

              Diversified Operations                     2.06%
              ----------------------
       16     Berkshire Hathaway, Inc.*                              1,312,000

              Electric Utilities                         0.32%
              ------------------
    7,000     Duke Energy Corp.                                        204,190

              Entertainment/Leisure                      1.57%
              ---------------------
   20,000     Carnival Corp.                                           999,600

              Financial Services                         8.28%
              ------------------
   23,000     Citigroup, Inc.                                        1,046,960
   20,000     Marsh & McLennan Companies, Inc.                         607,800
   15,000     MBNA Corp.                                               369,600
   16,000     Merrill Lynch & Co., Inc.                                981,600
   24,000     SLM Corp.                                              1,287,360
   35,000     US Bank                                                  982,800
                                                                     ---------
                                                                     5,276,120

              Food/Beverage/Tobacco                      3.50%
              ---------------------
   25,000     Pepsico, Inc.                                          1,417,750
   26,000     Sysco Corporation                                        815,620
                                                                     ---------
                                                                     2,233,370

              Gas Utilities                              3.04%
              -------------
   22,000     Questar Corp.                                          1,938,640

                                                      Percent of
   Shares              Common Stock - 96.80%          Net Assets    Fair Value
   ------              ---------------------          ----------    ----------

              Insurance                                  6.98%
              ---------
   12,000     Aetna, Inc.                                           $1,033,680
   17,000     American International Group, Inc.                     1,053,320
   42,000     UnitedHealth Group, Inc.                               2,360,400
                                                                     ---------
                                                                     4,447,400

              Iron/Steel Producers                       0.93%
              --------------------
   10,000     Nucor Corp.                                              589,900

              Machine/Tools                              0.92%
              -------------
   10,000     Caterpillar, Inc.                                        587,500

              Manufacturing                              4.36%
              -------------
   10,000     Danaher Corp.                                            538,300
   41,000     General Electric Co.                                   1,380,470
   16,000     Pentair, Inc.                                            584,000
   10,000     Tyco International Ltd.                                  278,500
                                                                     ---------
                                                                     2,781,270

              Medical Supplies/Services                  7.65%
              -------------------------
    6,000     Baxter International, Inc.                               239,220
   12,000     Biomet, Inc.                                             416,520
    6,000     Cooper Companies, Inc.                                   459,660
   14,000     Dentsply, Inc.                                           756,280
   16,000     Medtronic, Inc.                                          857,920
   22,000     Quest Diagnostics, Inc.                                1,111,880
   21,000     Stryker Corporation                                    1,038,030
                                                                     ---------
                                                                     4,879,510

              Metals/Mining                              4.71%
              -------------
   10,000     Alcoa, Inc.                                              244,200
    3,000     Freeport McMoran Copper & Gold, Inc.                     145,770
   31,000     Peabody Energy Corp.                                   2,614,850
                                                                     ---------
                                                                     3,004,820

              Multimedia                                 0.88%
              ----------
   31,000     Time Warner, Inc. *                                      561,410

              Oil                                        9.28%
              ----
    5,000     Anadarko Petroleum Corp.                                 478,750
   12,000     Apache Corporation                                       902,640
   20,000     ConocoPhillips                                         1,398,200
   16,000     Exxon Mobil Corp.                                      1,016,640
   16,000     Halliburton Co.                                        1,096,320
   12,000     Occidental Petroleum Corp.                             1,025,160
                                                                     ---------
                                                                     5,917,710

              Pharmaceutical/Medical                     5.07%
              ----------------------
    8,000     Genentech, Inc.*                                         673,680
   18,000     Medco Health Solutions, Inc.*                            986,940
   20,000     Omnicare, Inc.                                         1,124,600
   18,000     Pfizer, Inc.                                             449,460
                                                                     ---------
                                                                     3,234,680

              Precision Instrument                       1.04%
              --------------------
   16,000     Waters Corp.*                                            665,600

              Restaurant/Food Service                    0.94%
              -----------------------
   12,000     Starbucks Corp. *                                        601,200

                                                      Percent of
   Shares              Common Stock - 96.80%          Net Assets    Fair Value
   ------              ---------------------          ----------    ----------

              Retail Store                               8.50%
              ------------
    8,000     Autozone, Inc.*                                         $666,000
   20,500     Best Buy Company, Inc.                                   892,365
   50,000     CVS Corp.                                              1,450,500
   15,000     Lowe's Companies, Inc.                                   966,000
   37,000     Staples, Inc.                                            788,840
    9,000     Walgreen Co.                                             391,050
    6,000     Wal-Mart Stores, Inc.                                    262,920
                                                                     ---------
                                                                     5,417,675

              Schools                                    0.42%
              -------
    4,000     Apollo Group, Inc.*                                      265,560

              Semiconductors                             5.38%
              --------------
   55,000     Flextronics International Ltd.*                          706,750
   23,000     Intel Corp.                                              566,950
   14,000     Linear Technology Corp.                                  526,260
   18,000     QLogic Corp.*                                            615,600
   20,000     Texas Instruments, Inc.                                  678,000
   12,000     Xilinx, Inc.                                             334,200
                                                                     ---------
                                                                     3,427,760

              Telecommunications                         1.42%
              ------------------
   38,025     Sprint Corp.                                             904,235

              Tools                                      2.06%
              -----
   16,000     Black & Decker Corp.                                   1,313,440

              Transportation                             3.29%
              --------------
    9,000     Fedex Corp.                                              784,170
   21,000     Southwest Airlines, Inc.                                 311,850
   14,000     Union Pacific Corp.                                    1,003,800
                                                                     ---------
                                                                     2,099,820

              Web Portals/ISP                            0.74%
              ---------------
   14,000     Yahoo, Inc. *                                            473,760


                     Other Securities - 2.62%
1,671,375     Federated U.S. Treasury Cash Reserves      2.62%       1,671,375


Principal                                             Percent of
 Amount         U.S. Government Securities - 0.78%    Net Assets    Fair Value
 ------         ----------------------------------    ----------    ----------

  500,000     US Treasury Bill due 10/20/05              0.78%         499,198
                                                                       -------


              Total investments in securities
                (cost $50,359,440)                     100.20%     $63,874,883
              Cash equivalents                           0.11%          68,559
              Other assets, less liabilities             (.31%)       (195,621)
                                                      --------     -----------
              NET ASSETS                               100.00%     $63,747,821
                                                      ========     ===========

*Indicates nonincome-producing security

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                               September 30, 2005

                         GOVERNMENT SECURITIES PORTFOLIO

Principal                                               Percent of
 Amount                                                 Net Assets    Fair Value
 ------                                                 ----------    ----------

             Government Agency Bonds                        43.79%
             -----------------------
$1,000,000   Federal Farm Credit Bank  2.50%  due  3/15/06              $992,901
 3,500,000   Federal Home Loan Bank 5.375% due 5/15/06                 3,522,071
 1,500,000   Federal Home Loan Bank  6.09%  due 6/02/06                1,517,372
 2,000,000   Federal Home Loan Bank  3.625%  due 11/14/08              1,953,724
   165,000   Federal Home Loan Bank 2.125% due 11/15/05                  164,640
 1,000,000   Federal Home Loan Bank 4.50% due 9/26/08                    995,168
 3,000,000   Federal Home Loan Bank 4.875% due 5/15/07                 3,021,861
 2,000,000   Federal Home Loan Bank  4.50%  due 8/14/09                2,001,832
 1,000,000   Federal Home Loan Mtg.  2.85%  due 2/23/07                  979,809
 1,000,000   Federal Home Loan Mtg.  5.81% due 4/04/08                 1,033,295
 3,000,000   Federal National Mtg. Assn 2.35% due 7/28/06              2,952,645
 3,000,000   Federal National Mtg. Assn 3.25%  due 11/15/07            2,930,607
                                                                      ----------
                                                                      22,065,925

              Mortgage Backed Securities                  33.52%
              --------------------------
   414,727   Federal Home Loan Mtg. Pool 6.00%  due 3/01/17              426,398
   681,023   Federal Home Loan Mtg. Pool 5.50%  due 11/01/16             691,629
   588,514   Federal Home Loan Mtg. Pool 5.50%  due 9/01/17              597,534
 1,364,141   Federal Home Loan Mtg. Pool 5.00%  due 2/01/18            1,362,375
 4,748,919   Federal Home Loan Mtg. Pool 4.00%  due 5/01/19            4,565,065
   697,655   Federal Home Loan Mtg. Pool 5.00%  due 10/01/12             698,114
    98,942   Federal National Mtg. Assn. Pool 5.50%  due 3/01/17         100,464
   416,957   Federal National Mtg. Assn. Pool 6.00%  due 6/01/16         428,958
   936,200   Federal National Mtg. Assn. Pool 4.50%  due 5/15/15         925,567
   414,349   Federal National Mtg. Assn. Pool 6.00%  due 12/01/16        426,419
 1,140,968   Government National Mtg. Assn. Pool 4.00%  due 8/20/32    1,145,699
 2,104,862   Government National Mtg. Assn. Pool 5.00%  due 11/15/33   2,086,881
   880,221   Government National Mtg. Assn. Pool 3.50% due 8/20/34       860,971
 2,606,380   Government National Mtg. Assn. Pool 4.50% due 5/15/18     2,574,773
                                                                      ----------
                                                                      16,890,847

             Treasury Notes/Bonds                         13.75%
             --------------------
 1,000,000   US Treasury Note  3.125%  due 10/15/08                      969,688
 2,000,000   US Treasury Note  4.875%  due 2/15/12                     2,067,422
 3,000,000   US Treasury Note  3.375%  due 9/15/09                     2,910,234
 1,000,000   US Treasury Note  2.50%  due 10/31/06                       982,930
                                                                      ----------
                                                                       6,930,274

             Corporate Bonds                               4.89%
             ---------------
 1,500,000   Caterpillar 4.50% due 6/15/09                             1,493,025
 1,000,000   Glaxosmithkline 2.375% due 4/16/07                          970,694
                                                                      ----------
                                                                       2,463,719

    Shares   Other Securities                              3.42%
    ------   ----------------
 1,000,000   Dreyfus Treasury Prime Cash Management                    1,000,000
   724,623   Federated U.S. Treasury Cash Reserves                       724,623
                                                                       ---------
                                                                       1,724,623


              Total investments in securities
                  (cost $50,608,981)                      99.37%     $50,075,388
              Cash equivalents                             0.11%          57,740
              Other assets, less liabilities               0.52%         259,366
                                                         -------     -----------
              TOTAL NET ASSETS                           100.00%     $50,392,494
                                                         =======     ===========

ITEM 2 - CONTROLS AND PROCEDURES

        An evaluation was performed by the officers of Stratus Fund, Inc. (the "Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.


ITEM 3 - EXHIBITS

Certifications - Attached hereto

SIGNATURES



Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Stratus Fund, Inc.


By  /s/ Jon C. Gross
  --------------------------------
        Jon C. Gross, President


Date  November 21, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ Jon C. Gross
  --------------------------------
        Jon C. Gross, President


Date  November 21, 2005



By  /s/ Jeffrey S. Jewell
  --------------------------------
        Jeffrey S. Jewell,
        Vice President & Chief Financial Officer


Date  November 21, 2005